Variable Interest Entities (VIEs) (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Transfer of Securitizations or Asset-backed Financing Financial Assets Accounted for as Sale [Abstract]
Summary of Classifications of Consolidated Variable Interest Entity Assets and Liabilities
The following table provides a summary of the classifications of consolidated VIE assets and liabilities included in the Consolidated Financial Statements as of December 31, 2014.

	2005-1	2006-2	Total
	(Dollars in millions)
HELOC Securitizations
Assets
Loans held-for-investment	$63	$69	$132
Liabilities
Long-term debt	$42	$42	$84